Document and Entity Information	Jun. 23, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001534701
Document Type	8-K
Document Period End Date	Jun. 23, 2022
Entity Registrant Name	Phillips 66
Entity Incorporation State Country Code	DE
Entity File Number	001-35349
Entity Tax Identification Number	45-3779385
Entity Address, Address Line One	2331 CityWest Boulevard
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(832)
Local Phone Number	765-3010
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	PSX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false